Capital Structure and Financial Matters - JonesTrading Sales Agreement (Details) kr / shares in Units, $ / shares in Units, $ in Millions		12 Months Ended
	Oct. 03, 2022 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 DKK (kr) kr / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 DKK (kr) kr / shares shares	Aug. 31, 2022 kr / shares	Jan. 04, 2021 kr / shares
Capital Structure and Financial Matters
Increase in share capital | kr			kr 3,679,954
Ordinary Shares [Member]
Capital Structure and Financial Matters
Par value per share			kr 1		kr 1	kr 1	kr 1
At-The-Market Issuance Sales Agreement
Capital Structure and Financial Matters
Percentage of commission to be paid	3.00%
Shares sold (in shares) | shares		3,679,954	3,679,954
Par value per share			kr 1
At-The-Market Issuance Sales Agreement | ADS
Capital Structure and Financial Matters
Maximum aggregate value of shares to sell | $	$ 14.4
Percentage of commission to be paid	3.00%
Threshold period of prior notice to terminate agreement	10 days
Shares sold (in shares) | shares				118,853	118,853
Share purchase price | $ / shares		$ 17.10		$ 27.40
Proceeds from sales | $		$ 6.4		$ 0.3
Increase in share capital | kr					kr 118,853
At-The-Market Issuance Sales Agreement | Ordinary Shares [Member]
Capital Structure and Financial Matters
Par value per share					kr 1